Subsequent Events (Details) - Subsequent Event [Member]	Feb. 22, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 3.70
Gross proceeds	$ 15,910,000
Net proceeds from the transaction	$ 14,637,200
Institutional Investors [Member]
Subsequent Events (Details) [Line Items]
Direct offering of common shares (in Shares) | shares	4,300,000